UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2015 to September 30, 2015

Commission File Number of issuing entity: 333-201577-03

GM FINANCIAL AUTOMOBILE LEASING TRUST 2015-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-201577

GMF LEASING LLC

(Exact name of depositor as specified in its charter)

AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Delaware	47-7026362
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000 .

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒
Class A-2	☐	☐	☒
Class A-3	☐	☐	☒
Class A-4	☐	☐	☒
Class B	☐	☐	☒
Class C	☐	☐	☒
Class D	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The record date for distributions described in Exhibit 99.1 was October 19, 2015.

No assets securitized by AmeriCredit Financial Services, Inc. d/b/a GM Financial (the “Securitizer”) and held by GM Financial Automobile Leasing Trust 2015-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from September 1, 2015 to September 30, 2015.

The Securitizer (CIK # 0001002761) filed Form ABS-15G on February 13, 2015.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Significant Enhancement.

None

ITEM 8 – Other Information.

None

ITEM 9 – Exhibits

(a)	Documents filed as part of this report:

99.1    Monthly Servicer’s Certificate

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GM FINANCIAL AUTOMOBILE LEASING TRUST 2015-2

(Issuing Entity)

Dated: October 27, 2015

By:	AmeriCredit Financial Services, Inc. d/b/a GM Financial, as Servicer

By:	/s/ Chris A. Choate
Name:	Chris A. Choate
Title:	Executive Vice President and
Chief Financial Officer

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

99.1	Monthly Servicer’s Certificate